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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-21623

                    Pioneer Equity Opportunity Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Equity Opportunity Fund

 Schedule of Investments  2/28/11 (unaudited)

 Shares

 Value

 COMMON STOCKS - 98.7%

 Energy - 9.1%

 Integrated Oil & Gas - 1.6%

 3,400

 ConocoPhillips

 $

 264,758

 2,500

 Occidental Petroleum Corp.

 254,925

 $

 519,683

 Oil & Gas Equipment And Services - 1.6%

 8,440

 Cameron International Corp. *

 $

 499,057

 Oil & Gas Exploration & Production - 5.9%

 4,970

 Cabot Oil & Gas Corp.

 $

 226,930

 4,400

 Cimarex Energy Co.

 510,972

 3,720

 Concho Resources, Inc. *

 396,254

 2,790

 EQT Corp.

 137,547

 14,170

 Southwestern Energy Co. *

 559,432

 $

 1,831,135

 Total Energy

 $

 2,849,875

 Materials - 5.6%

 Diversified Chemical - 1.1%

 7,650

 Cabot Corp.

 $

 330,939

 Metal & Glass Containers - 1.6%

 13,200

 Crown Holdings, Inc. *

 $

 507,936

 Paper Packaging - 2.9%

 23,860

 Packaging Corp. of America

 $

 686,929

 8,300

 Sealed Air Corp. *

 228,416

 $

 915,345

 Total Materials

 $

 1,754,220

 Capital Goods - 12.9%

 Construction & Engineering - 2.2%

 6,300

 Aecom Technology Corp. *

 $

 180,432

 15,290

 KBR Inc.

 501,512

 $

 681,944

 Construction & Farm Machinery & Heavy Trucks - 0.6%

 1,960

 Joy Global, Inc.

 $

 190,865

 Electrical Component & Equipment - 0.8%

 6,297

 AMETEK, Inc.

 $

 264,159

 Industrial Conglomerates - 1.4%

 15,910

 Textron, Inc.

 $

 431,002

 Industrial Machinery - 7.9%

 6,870

 Crane Co.

 $

 324,539

 8,470

 Danaher Corp.

 428,582

 4,280

 Gardner Denver, Inc.

 313,039

 7,440

 Ingersoll-Rand Plc (b)

 337,032

 6,470

 Snap-On Inc.

 371,572

 8,620

 SPX Corp.

 687,531

 $

 2,462,295

 Total Capital Goods

 $

 4,030,265

 Transportation - 1.0%

 Air Freight & Couriers - 1.0%

 4,550

 Atlas Air Worldwide Holdings, Inc. *

 $

 310,674

 Total Transportation

 $

 310,674

 Automobiles & Components - 3.9%

 Auto Parts & Equipment - 1.7%

 3,000

 Lear Corp. *

 $

 317,400

 4,340

 Magna International Inc.

 214,222

 $

 531,622

 Motorcycle Manufacturers - 0.9%

 6,510

 Harley-Davidson, Inc.

 $

 265,738

 Tires & Rubber - 1.3%

 17,150

 Cooper Tire & Rubber Co. (b)

 $

 402,339

 Total Automobiles & Components

 $

 1,199,699

 Consumer Durables & Apparel - 3.6%

 Apparel, Accessories & Luxury Goods - 0.8%

 10,050

 Hanesbrands Inc. *

 $

 260,396

 Footwear - 0.9%

 15,600

 Crocs Inc. *

 $

 275,340

 Homebuilding - 1.0%

 14,920

 Toll Brothers, Inc. *

 $

 317,199

 Leisure Products - 0.9%

 12,280

 Brunswick Corp. (b)

 $

 282,808

 Total Consumer Durables & Apparel

 $

 1,135,743

 Consumer Services - 3.7%

 Hotels, Resorts & Cruise Lines - 2.6%

 8,260

 Starwood Hotels & Resorts Worldwide, Inc.

 $

 504,686

 9,190

 Wyndham Worldwide Corp.

 287,463

 $

 792,149

 Restaurants - 1.1%

 10,640

 Starbucks Corp.

 $

 350,907

 Total Consumer Services

 $

 1,143,056

 Media - 1.8%

 Broadcasting - 1.8%

 23,960

 CBS Corp. (Class B)

 $

 571,686

 Total Media

 $

 571,686

 Retailing - 1.6%

 Specialty Stores - 1.6%

 16,010

 Hibbett Sporting Goods Inc. *

 $

 502,874

 Total Retailing

 $

 502,874

 Food Beverage & Tobacco - 2.2%

 Packaged Foods & Meats - 2.2%

 6,320

 Green Mountain Coffee Roasters Inc. *

 $

 257,730

 9,290

 McCormick & Co, Inc.

 442,669

 $

 700,399

 Total Food Beverage & Tobacco

 $

 700,399

 Household & Personal Products - 1.6%

 Personal Products - 1.6%

 5,350

 Estee Lauder Co.

 $

 505,094

 Total Household & Personal Products

 $

 505,094

 Health Care Equipment & Services - 7.6%

 Health Care Distributors - 1.5%

 11,200

 Cardinal Health, Inc.

 $

 466,368

 Health Care Equipment - 4.5%

 39,320

 Abiomed, Inc. * (b)

 $

 490,320

 7,000

 Covidien Ltd.

 360,150

 20,280

 DexCom Inc. *

 296,696

 7,120

 Insulet Corp. * (b)

 126,024

 4,440

 Young Innovations, Inc.

 140,615

 $

 1,413,805

 Health Care Supplies - 1.6%

 12,580

 Alere, Inc. * (b)

 $

 486,091

 Total Health Care Equipment & Services

 $

 2,366,264

 Pharmaceuticals & Biotechnology - 5.5%

 Biotechnology - 2.4%

 2,480

 Alexion Pharmaceuticals, Inc. *

 $

 238,774

 16,800

 Amarin Corp Plc *

 129,864

 8,990

 Cubist Pharmaceuticals Inc. *

 197,151

 3,700

 Pharmasset, Inc. *

 185,000

 $

 750,789

 Pharmaceuticals - 3.1%

 4,960

 Ardea Biosciences, Inc. * (b)

 $

 131,490

 4,030

 Hospira, Inc. *

 212,986

 24,000

 Pfizer, Inc.

 461,760

 4,700

 Salix Pharmaceuticals, Ltd. *

 156,698

 $

 962,934

 Total Pharmaceuticals & Biotechnology

 $

 1,713,723

 Banks - 6.0%

 Regional Banks - 6.0%

 7,100

 CIT Group, Inc. *

 $

 307,572

 4,960

 City National Corp.

 292,194

 21,480

 Columbia Banking System Inc.

 426,163

 24,590

 National Penn Bancshares, Inc.

 195,245

 7,950

 Signature Bank *

 412,526

 8,780

 Texas Capital Bancshares, Inc. *

 221,607

 $

 1,855,307

 Total Banks

 $

 1,855,307

 Diversified Financials - 3.1%

 Consumer Finance - 1.2%

 11,360

 First Cash Financial Services Inc. *

 $

 371,926

 Diversified Finance Services - 0.7%

 48,400

 Citigroup, Inc. *

 $

 226,512

 Investment Banking & Brokerage - 1.2%

 16,210

 TD Ameritrade Holding Corp.

 $

 353,378

 Total Diversified Financials

 $

 951,816

 Insurance - 1.0%

 Insurance Brokers - 1.0%

 10,450

 Marsh & McLennan Co., Inc.

 $

 318,098

 Total Insurance

 $

 318,098

 Real Estate - 5.0%

 Industrial Real Estate Investment Trust - 1.3%

 24,580

 First Potomac Realty Trust

 $

 396,475

 Office Real Estate Investment Trusts - 2.5%

 2,790

 Alexandria Real Estate Equities, Inc.

 $

 223,758

 14,460

 BioMed Property Trust, Inc.

 262,449

 14,880

 Douglas Emmett, Inc.

 279,000

 $

 765,207

 Retail Real Estate Investment Trusts - 1.2%

 64,240

 Cedar Shopping Centers Inc. (b)

 $

 389,294

 Total Real Estate

 $

 1,550,976

 Software & Services - 9.2%

 Application Software - 4.6%

 1,400

 Ansys Inc. *

 $

 78,848

 12,400

 Aspen Technology, Inc. *

 188,852

 52,870

 Compuware Corp. *

 595,316

 30,780

 Nuance Communications, Inc. *

 574,355

 $

 1,437,371

 Home Entertainment Software - 0.8%

 21,170

 Activision, Inc.

 $

 235,410

 Internet Software & Services - 2.6%

 620

 Google Inc. *

 $

 380,308

 25,410

 Yahoo! Inc. * (b)

 416,724

 $

 797,032

 Systems Software - 1.2%

 11,700

 Oracle Corp.

 $

 384,930

 Total Software & Services

 $

 2,854,743

 Technology Hardware & Equipment - 2.4%

 Electronic Equipment & Instruments - 0.6%

 6,470

 Flir Systems, Inc.

 $

 208,981

 Technology Distributors - 1.8%

 19,800

 Ingram Micro Inc. *

 $

 394,614

 4,500

 Synnex Corp. *

 158,760

 $

 553,374

 Total Technology Hardware & Equipment

 $

 762,355

 Semiconductors - 5.5%

 Semiconductor Equipment - 1.9%

 13,740

 ASM Lithography Holdings NV

 $

 599,064

 Semiconductors - 3.6%

 6,720

 Analog Devices, Inc.

 $

 267,994

 49,700

 Entropic Communications, Inc. * (b)

 460,222

 20,700

 Marvell Technology Group Ltd. *

 378,396

 $

 1,106,612

 Total Semiconductors

 $

 1,705,676

 Telecommunication Services - 2.9%

 Integrated Telecommunication Services - 1.0%

 8,600

 Verizon Communications, Inc.

 $

 317,512

 Wireless Telecommunication Services - 1.9%

 14,630

 NII Holdings Inc. *

 $

 599,245

 Total Telecommunication Services

 $

 916,757

 Utilities - 3.4%

 Electric Utilities - 1.5%

 13,700

 Northeast Utilities

 $

 466,348

 Multi-Utilities - 1.9%

 17,970

 CMS Energy Corp

 $

 346,102

 4,130

 Wisconsin Energy Corp.

 244,496

 $

 590,598

 Total Utilities

 $

 1,056,946

 TOTAL COMMON STOCKS

 (Cost  $24,521,023)

 $

 30,756,246

 Principal

 TEMPORARY CASH INVESTMENTS - 8.2%

  Value

 Amount ($)

 Securities Lending Collateral  - 8.2% (c)

 Certificates of Deposit:

 60,114

 Banco Santander NY, 0.49%, 3/14/11

 $

 60,114

 75,142

 Bank of Nova Scotia, 0.33%, 9/29/11

 75,142

 60,114

 BBVA Group NY, 0.37%, 3/8/11

 60,114

 52,600

 BBVA Group NY, 0.86%, 7/26/11

 52,600

 15,028

 BBVA Group NY, 0.45%, 3/14/11

 15,028

 75,142

 BNP Paribas Bank NY, 0.34%, 5/9/11

 75,142

 75,142

 Canadian Imperial Bank of Commerce NY, 0.25%, 4/27/11

 75,142

 75,142

 DnB NOR Bank ASA NY, 0.25%, 3/7/11

 75,142

 37,569

 National Australia Bank NY, 0.32%, 10/19/11

 37,569

 75,142

 Nordea NY, 0.3%, 4/13/11

 75,142

 75,142

 RoboBank Netherland NV NY, 0.33%, 8/8/11

 75,142

 75,142

 Royal Bank of Canada NY, 0.4%, 12/2/11

 75,142

 75,142

 Skandinav Enskilda Bank NY, 0.38%, 6/7/11

 75,142

 75,142

 Svenska NY, 0.28%, 5/12/11

 75,142

 75,142

 Westpac Banking Corp. NY, 0.4%, 12/6/11

 75,142

 $

 976,845

 Commercial Paper:

 30,057

 American Honda Finance, 0.35%, 1/11/12

 $

 30,057

 30,129

 American Honda Finance, 1.05%, 6/20/11

 30,129

 27,575

 Australia & New Zealand Banking Group, 0.91%, 8/4/11

 27,575

 76,453

 Caterpillar Financial Services Corp., 1.05%, 6/24/11

 76,453

 38,594

 FAIRPP, 0.27%, 3/7/11

 38,594

 75,146

 Federal Home Loan Bank, 0.33%, 6/1/11

 75,146

 7,512

 General Electric Capital Corp., 0.38%, 6/6/11

 7,512

 37,578

 General Electric Capital Corp., 0.39%, 4/28/11

 37,578

 60,084

 HSBC, 0.25%, 5/11/11

 60,084

 36,101

 JPMorgan Chase & Co., 0.43%, 12/21/11

 36,101

 26,358

 JPMorgan Chase & Co., 1.05%, 6/13/11

 26,358

 75,137

 OLDLLC, 0.27%, 3/11/11

 75,137

 37,554

 SOCNAM, 0.37%, 4/14/11

 37,554

 37,547

 SOCNAM, 0.37%, 5/3/11

 37,547

 75,142

 Toyota Motor Credit Corp., 0.4%, 9/8/11

 75,142

 45,068

 VARFUN, 0.27%, 4/20/11

 45,068

 45,086

 Wachovia, 0.40%, 3/22/11

 45,086

 30,077

 Wachovia, 0.43%, 10/15/11

 30,077

 $

 791,198

 Tri-party Repurchase Agreements:

 106,979

 Barclays Capital Plc, 0.18%, 3/1/11

 $

 106,979

 150,284

 Deutsche Bank Securities, Inc., 0.17%, 3/1/11

 150,284

 150,284

 HSBC Bank USA NA, 0.18%, 3/1/11

 150,284

 150,284

 RBS Securities, Inc., 0.18%, 3/1/11

 150,284

 $

 557,831

 Shares

 Money Market Mutual Funds:

 112,713

 Dreyfus Preferred Money Market Fund

 $

 112,713

 112,713

 Fidelity Prime Money Market Fund

 112,713

 $

 225,426

 Total Securities Lending Collateral

 $

 2,551,300

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $2,551,300)

 $

 2,551,300

 TOTAL INVESTMENT IN SECURITIES -106.9%

 (Cost  $27,072,323)(a)

 $

 33,307,546

 OTHER ASSETS AND LIABILITIES - (6.9)%

 $

 (2,159,738)

 TOTAL NET ASSETS - 100.0%

 $

 31,147,808

 *

 Non-Income producing security.

 (a)

 At February 28, 2011, the net unrealized loss on investments based on cost for federal Income tax purposes of $27,415,489 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 6,362,912

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (470,855)

 Net unrealized loss

 $

 5,892,057

 (b)

 At February 28, 2011, the following securities were out on loan:

 Shares

 Description

 Value

           2,000

 Abiomed, Inc. *

 $

            26,500

           5,000

 Alere, Inc. *

          195,000

           4,900

 Ardea Biosciences, Inc. *

          135,975

           8,600

 Brunswick Corp.

          204,205

           4,900

 Cedar Shopping Centers Inc.

            30,625

         16,200

 Cooper Tire & Rubber Co.

          388,800

         49,200

 Entropic Communications, Inc. *

          479,700

           7,300

 Ingersoll-Rand Plc

          337,625

           7,000

 Insulet Corp. *

          129,500

         20,000

 Yahoo! Inc. *

          129,500

 Total

 $

       2,057,430

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (Including the Fund’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of February 28, 2011, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
30,756,246

$
-

$
-

$
30,756,246

 Temporary Cash Investments

-

2,325,874

-

2,325,874

 Money Market Mutual Funds

225,426

-

-

225,426

 Total

$
30,981,672

$
2,325,874

$
-

$
33,307,546

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Equity Opportunity Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date April 29, 2011

* Print the name and title of each signing officer under his or her signature.